Restructuring Costs, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Employees	Jun. 30, 2012	Jun. 30, 2013 Employees	Jun. 30, 2012
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 1.2	$ 0.4	$ 1.4	$ 0.8
Lease termination and asset retirement obligation costs	0.1		0.1
Number of employees terminated due to restructuring plan	61		61
Assets impairment charge	0.5		0.5
Severance and retention costs	0.3		0.3
Other closing costs	0.1		0.1
Gain on sale of idle manufacturing facility				0.4
Curtailment and settlement loss recognized	(0.3)	1.4	(0.3)	1.4
Additional asset impairment charges	0.3		0.3
Curtailment gain on pension plan	0.3		0.3
Land, Building and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charge related to land, building and equipment		$ 2.0